CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 101,375	$ 85,443
Short-term investments (note 6)	9,347	26,405
Accounts receivable (note 7)	107,367	117,397
Inventories (note 8)	16,168	22,134
Deferred income taxes (note 15)	6,540	9,577
Prepaids and other (note 9)	20,674	24,542
Total current assets	261,471	285,498
Property, plant and equipment (note 10)	22,087	22,635
Intangible assets (note 11)	42,557	69,024
Goodwill (note 12)	89,961	90,953
Deferred income taxes (note 15)	6,205	836
Other assets	606	622
Total assets	422,887	469,568
Current liabilities
Accounts payable and accrued liabilities (note 13)	123,547	139,264
Deferred income taxes (note 15)	336
Deferred revenue and credits	1,721	987
Total current liabilities	125,604	140,251
Long-term obligations (note 14)	25,143	24,987
Deferred income taxes (note 15)	236	1,143
Total liabilities	150,983	166,381
Shareholders' equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 31,306,692 shares (December 31, 2010 - 31,222,786 shares)	328,440	327,668
Preferred stock: no par value; unlimited shares authorized; Issued and outstanding: nil shares
Treasury stock: at cost; 877,559 shares (December 31, 2010 - 643,042 shares)	(6,141)	(3,908)
Additional paid-in capital	20,087	16,926
Deficit	(62,482)	(33,167)
Accumulated other comprehensive loss (note 16)	(8,000)	(5,471)
Total shareholders' equity	271,904	302,048
Non-controlling interest (note 24)		1,139
Total equity	271,904	303,187
Total liabilities and equity	422,887	469,568
Commitments and Contingencies (note 27)